Acquisitions	12 Months Ended
Mar. 31, 2017
Business Combinations [Abstract]
Acquisitions

4. Acquisitions

On November 21, 2016, the Company entered into an Asset Purchase Agreement (APA) to purchase substantially all of the assets of iSheriff, Inc. (iSheriff), a cloud-based security provider. This acquisition will provide Mimecast’s customers additional real-time email threat intelligence and detection expertise and complements the Company’s existing portfolio of email security, continuity and archiving solutions.

The total preliminary purchase price of $6.2 million consisted of a cash payment of approximately $5.6 million, subject to certain adjustments, and $0.6 million in purchase price held back in respect of claims for indemnification for one year from the purchase date. Additionally, the APA includes contingent consideration related to a discretionary purchase price in the amount of $2.0 million which is payable at the sole and absolute discretion of the Company on the one year anniversary of the purchase date. The Company considers the payment of the discretionary purchase price to be remote and has determined the fair value of the contingent consideration to be zero.

The acquisition of iSheriff has been accounted for as a business combination and, in accordance with ASC 805, the Company has recorded the assets acquired and liabilities assumed at their respective fair values as of the acquisition date. The following table summarizes the preliminary purchase price allocation as of March 31 2017:

Fair value of assets acquired and liabilities assumed:
Prepaid expenses	$65
Accounts receivable	237
Intangible assets	1,654
Goodwill	5,142
Total assets acquired	7,098
Deferred revenue	(796)
Accrued liabilities	(128)
Total fair value of assets acquired and liabilities assumed	$6,174

In the year ended March 31, 2017, acquisition-related expenses of $0.7 million were expensed as incurred and included in general and administrative expenses in the consolidated statements of operations. The operating results of iSheriff have been included in the consolidated statements of operations beginning on the acquisition date.

The significant intangible assets identified in the preliminary purchase price allocation discussed above include developed technology and customer relationships, which are amortized over their respective useful lives on a straight line basis. The preliminary allocation of the purchase price may be subject to revisions as additional information is obtained about the facts and circumstances that existed at the time of acquisition. To value the developed technology asset, the Company utilized the income approach, specifically a discounted cash-flow method known as the multi-period excess earnings method. Customer relationships represent the underlying relationships with certain customers to provide ongoing services for products sold. The Company utilized the income approach, specifically the distribution method which is a subset of the excess-earnings method, to value the customer relationships.

A portion of the purchase price has been allocated to intangible assets and goodwill, respectively, and is reflected in the tables above. The fair value of the assets acquired and liabilities assumed is less than the purchase price, resulting in the recognition of goodwill. The goodwill reflects the value of the synergies we expect to realize and the assembled workforce and is not deductible for tax purposes. The purchase price has been allocated to the tangible and intangible assets acquired and liabilities assumed based upon the respective estimates of fair value as of the date of the acquisition and using assumptions that the Company’s management believes are reasonable.

The following table presents the estimated fair values and useful lives of the identifiable intangible assets acquired and risk-adjusted discount rates used in the valuation:

	Amount	Estimated Useful Life (in years)	Risk Adjusted Discount Rates used in Valuation
Developed technology	$1,546	10	18%
Customer relationships	108	7	18%
Total identifiable intangible assets	$1,654

Pro Forma Financial Information (unaudited)

The following unaudited pro forma information presents the condensed combined results of operations of the Company and iSheriff for the year ended March 31, 2017 as if the acquisition of iSheriff had been completed on April 1, 2015. These pro forma condensed consolidated financial results have been prepared for comparative purposes only and include certain adjustments that reflect pro forma results of operations such as fair value adjustments (step-downs) for deferred revenue, reversal of revenues and costs directly attributable to products not acquired, increased amortization for the fair value of acquired intangible assets and adjustments to eliminate transaction costs incurred by the Company and iSheriff.

The unaudited pro forma results do not reflect any operating efficiencies or potential cost savings which may result from the consolidation of the operations of the Company and iSheriff. Accordingly, these unaudited pro forma results are presented for informational purposes only and are not necessarily indicative of the results of operations that actually would have been achieved had the acquisition occurred as of April 1, 2015, nor are they intended to represent or be indicative of future results of operations:

	Year ended March 31,
	2017	2016
Revenue	$187,577	$142,951
Net loss	(6,842)	(8,690)

Basic and diluted net loss per share	$(0.12)	$(0.21)
Weighted average number of ordinary shares used in computing basic and diluted net loss per share	54,810	40,826